SCUDDER
                                                                     INVESTMENTS



Scudder Money Funds

Scudder Government Money Fund


Scudder YieldWise Funds

Scudder YieldWise Government Money Fund


Supplement to the currently effective prospectuses

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Effective May 1, 2004, the above-referenced funds will change their names. The new fund names will be as follows:

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Current Name                              New Name
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Scudder Money Funds:                      Scudder Money Funds:
  Scudder Government Money Fund             Scudder Government & Agency
                                            Money Fund
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Scudder YieldWise Funds:                  Scudder YieldWise Funds:
  Scudder YieldWise Government              Scudder YieldWise Government &
  Money Fund                                Agency Money Fund
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The funds' names are being changed to better reflect each fund's investments.
These changes do not represent a change in the current investment strategies or policies of the funds.

















               Please Retain This Supplement for Future Reference



April 1, 2004